Annual Total Returns- JPMorgan Strategic Income Opportunities Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Strategic Income Opportunities Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.05%)	8.18%	3.03%	0.13%	(2.20%)	9.18%	3.34%	0.76%	3.97%	1.55%